Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	2.21325%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,345,353.16

Principal:
Principal Collections	$18,943,489.40
Prepayments in Full	$10,253,683.03
Liquidation Proceeds	$287,702.35
Recoveries	$38,453.94
Sub Total	$29,523,328.72
Collections	$30,868,681.88

Purchase Amounts:
Purchase Amounts Related to Principal	$227,974.92
Purchase Amounts Related to Interest	$688.76
Sub Total	$228,663.68

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,097,345.56

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,097,345.56
Servicing Fee	$581,503.17	$581,503.17	$0.00	$0.00	$30,515,842.39
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,515,842.39
Interest - Class A-2a Notes	$30,430.35	$30,430.35	$0.00	$0.00	$30,485,412.04
Interest - Class A-2b Notes	$31,795.17	$31,795.17	$0.00	$0.00	$30,453,616.87
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$30,069,825.20
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$29,927,993.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,927,993.53
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$29,871,018.86
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,871,018.86
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$29,828,639.28
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,828,639.28
Regular Principal Payment	$27,192,113.45	$27,192,113.45	$0.00	$0.00	$2,636,525.83
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,636,525.83
Residual Released to Depositor	$0.00	$2,636,525.83	$0.00	$0.00	$0.00
Total		$31,097,345.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,192,113.45
Total					$27,192,113.45
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,433,648.73	$58.39	$30,430.35	$0.10	$18,464,079.08	$58.49
Class A-2b Notes	$8,758,464.72	$58.39	$31,795.17	$0.21	$8,790,259.89	$58.60
Class A-3 Notes	$0.00	$0.00	$383,791.67	$1.02	$383,791.67	$1.02
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$27,192,113.45	$20.64	$687,203.11	$0.52	$27,879,316.56	$21.16

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$35,111,940.01	0.1112193	$16,678,291.28	0.0528296
Class A-2b Notes	$16,682,898.33	0.1112193	$7,924,433.61	0.0528296
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$616,734,838.34	0.4681668	$589,542,724.89	0.4475251

Pool Information
Weighted Average APR	2.336%	2.327%
Weighted Average Remaining Term	40.10	39.25
Number of Receivables Outstanding	38,895	38,096
Pool Balance	$697,803,804.44	$667,740,379.25
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$646,398,677.78	$618,755,612.95
Pool Factor	0.4879753	0.4669519

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$10,016,105.69
Yield Supplement Overcollateralization Amount	$48,984,766.30
Targeted Overcollateralization Amount	$78,197,654.36
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$78,197,654.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		94	$350,575.49
(Recoveries)		91	$38,453.94
Net Loss for Current Collection Period			$312,121.55
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5367%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7307%
Second Prior Collection Period			0.8328%
Prior Collection Period			0.4567%
Current Collection Period			0.5486%
Four Month Average (Current and Prior Three Collection Periods)			0.6422%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,926	$8,044,464.78
(Cumulative Recoveries)			$769,926.64
Cumulative Net Loss for All Collection Periods			$7,274,538.14
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5087%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,176.77
Average Net Loss for Receivables that have experienced a Realized Loss			$3,777.02

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.22%	389	$8,169,538.64
61-90 Days Delinquent	0.15%	41	$969,557.78
91-120 Days Delinquent	0.03%	11	$224,880.32
Over 120 Days Delinquent	0.06%	17	$377,671.51
Total Delinquent Receivables	1.46%	458	$9,741,648.25

Repossession Inventory:
Repossessed in the Current Collection Period		21	$428,585.04
Total Repossessed Inventory		36	$774,846.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1761%
Prior Collection Period			0.1774%
Current Collection Period			0.1811%
Three Month Average			0.1782%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2354%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	21

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer